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Stephanie Capistron

stephanie.capistron@dechert.com
March 31, 2023	+1 617 728 7127 Direct

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Virtus Stone Harbor Emerging Markets Income Fund Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Virtus Stone Harbor Emerging Markets Income Fund (the “Registrant”). This preliminary Registration Statement is being filed in connection with the reorganization of the Virtus Stone Harbor Emerging Markets Total Income Fund, a Massachusetts business trust, with and into the Registrant, a Massachusetts business trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the preliminary Registration Statement.

Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron
Stephanie A. Capistron